Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Declared and paid during the financial year:
Final dividend for the year ended 31 March 2021: 4.5 eurocents per share (2020: 4.5 eurocents per share)	€ 1,254	€ 1,205
Interim dividend for the year ended 31 March 2022: 4.5 eurocents per share (2021: 4.5 eurocents per share)	1,229	1,207
Total dividends declared and paid during the financial year	€ 2,483	€ 2,412
Proposed after the end of the year and not recognised as a liability:
Dividends per share, proposed after the end of the year and not recognised as a liability	€ 0.045	€ 0.045
Final dividend for the year ended 31 March 2022: 4.5 eurocents per share (2021: 4.5 eurocents per share)	€ 1,265	€ 1,260
Final dividend relating to prior financial year
Declared and paid during the financial year:
Dividends per share, declared and paid during the financial year	€ 0.045	€ 0.045
Interim dividends
Declared and paid during the financial year:
Dividends per share, declared and paid during the financial year	€ 0.045	€ 0.045